CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	1,608	494	936
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(833)	697	(176)
Change in unrealized gains/(loss) on net investment hedges	(270)	(96)	13
Other comprehensive income from equity investees	10	11	2
Reclassification to earnings of realized cash flow hedges	76	72	7
Reclassification to earnings of unrealized cash flow hedges	158	39	20
Reclassification to earnings of pension plans and other postretirement benefits amortization amounts	15	27	18
Actuarial gains/(loss) on pension plans and other postretirement benefits	(191)	114	(56)
Change in foreign currency translation adjustment	1,238	710	(158)
Other comprehensive income/(loss)	203	1,574	(330)
Comprehensive income	1,811	2,068	606
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(242)	(276)	(165)
Comprehensive income attributable to Enbridge Inc.	1,569	1,792	441
Preference share dividends	(251)	(183)	(105)
Comprehensive income attributable to Enbridge Inc. common shareholders	1,318	1,609	336